Other liabilities - Changes in the concession fee payable (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Other liabilities
Balances at the beginning of the year	$ 741,704	$ 897,671
Financial result	116,460	75,211
Concession fees	78,033	59,331
Payments	(26,956)	(59,171)
Re-equilibrium reversal	3,074	3,450
Re-equilibrium compensation	(25,071)	(35,326)
Other	2,576
Translation differences and inflation adjustment	(64,786)	(196,012)
Balances at the end of the year	$ 825,034	$ 741,704